Fair value measurements - Schedule of Quantitative Information Regarding Significant Unobservable Inputs and Assumptions for Certain Level 3 Financial Instruments (Detail) ¥ in Millions		6 Months Ended	12 Months Ended
		Sep. 30, 2015 JPY (¥)	Mar. 31, 2015 JPY (¥)
Assets:
Other assets		¥ 918,069	¥ 822,566
Liabilities:
Short-term borrowings		254,249	189,018
Long-term borrowings		2,723,301	2,578,489
Recurring
Assets:
Trading assets and private equity investments	[1]	16,461,000	15,723,000
Loans and receivables	[2]	281,000	319,000
Liabilities:
Short-term borrowings	[3]	254,000	189,000
Long-term borrowings	[3],[4],[5]	2,719,000	2,601,000
Recurring | Equities [Member]
Assets:
Trading assets and private equity investments	[6]	2,610,000	2,456,000
Recurring | Private equity investments [Member]
Assets:
Trading assets and private equity investments	[6]	48,000	49,000
Recurring | Foreign government, agency and municipal securities [Member]
Assets:
Trading assets and private equity investments		6,229,000	5,359,000
Recurring | Bank and corporate debt securities and loans for trading purposes [Member]
Assets:
Trading assets and private equity investments		1,283,000	1,953,000
Recurring | Commercial mortgage-backed securities ("CMBS") [Member]
Assets:
Trading assets and private equity investments		118,000	115,000
Recurring | Residential mortgage-backed securities ("RMBS") [Member]
Assets:
Trading assets and private equity investments		2,724,000	2,497,000
Recurring | Real estate-backed securities [Member]
Assets:
Trading assets and private equity investments		38,000	13,000
Recurring | Collateralized debt obligations ("CDOs") and other [Member]
Assets:
Trading assets and private equity investments	[7]	191,000	199,000
Recurring | Investment trust funds and other [Member]
Assets:
Trading assets and private equity investments		324,000	572,000
Recurring | Non-trading debt securities [Member]
Assets:
Other assets		889,000	948,000
Recurring | Other [Member]
Assets:
Other assets	[6]	571,000	527,000
Recurring | Level 3 [Member]
Assets:
Trading assets and private equity investments	[1]	276,000	293,000
Loans and receivables	[2]	26,000	15,000
Liabilities:
Short-term borrowings	[3]	2,000	1,000
Long-term borrowings	[3],[4],[5]	416,000	525,000
Recurring | Level 3 [Member] | Equities [Member]
Assets:
Trading assets and private equity investments	[6]	¥ 38,000	¥ 39,000
Recurring | Level 3 [Member] | Equities [Member] | DCF [Member] | Minimum [Member]
Significant unobservable inputs
Liquidity discounts	[8]	4.40%	4.60%
Recurring | Level 3 [Member] | Equities [Member] | DCF [Member] | Maximum [Member]
Significant unobservable inputs
Liquidity discounts	[8]	40.00%	40.00%
Recurring | Level 3 [Member] | Equities [Member] | DCF [Member] | Weighted average [Member]
Significant unobservable inputs
Liquidity discounts	[9]	21.90%	21.60%
Recurring | Level 3 [Member] | Private equity investments [Member]
Assets:
Trading assets and private equity investments	[6]	¥ 48,000	¥ 49,000
Recurring | Level 3 [Member] | Private equity investments [Member] | Market multiples [Member]
Significant unobservable inputs
EV/EBITDA ratios	[8]		10
Price/Embedded values	[8]	0.3	0.4
Recurring | Level 3 [Member] | Private equity investments [Member] | Market multiples [Member] | Minimum [Member]
Significant unobservable inputs
EV/EBITDA ratios	[8]	9.3
Liquidity discounts	[8]	0.00%	30.00%
Recurring | Level 3 [Member] | Private equity investments [Member] | Market multiples [Member] | Maximum [Member]
Significant unobservable inputs
EV/EBITDA ratios	[8]	13.5
Liquidity discounts	[8]	33.00%	33.00%
Recurring | Level 3 [Member] | Private equity investments [Member] | Market multiples [Member] | Weighted average [Member]
Significant unobservable inputs
EV/EBITDA ratios	[9]	10.5	10
Price/Embedded values	[9]	0.3	0.4
Liquidity discounts	[9]	29.90%	32.30%
Recurring | Level 3 [Member] | Foreign government, agency and municipal securities [Member]
Assets:
Trading assets and private equity investments		¥ 2,000	¥ 3,000
Recurring | Level 3 [Member] | Foreign government, agency and municipal securities [Member] | DCF [Member] | Minimum [Member]
Significant unobservable inputs
Credit spreads	[8]	0.60%	0.30%
Recurring | Level 3 [Member] | Foreign government, agency and municipal securities [Member] | DCF [Member] | Maximum [Member]
Significant unobservable inputs
Credit spreads	[8]	6.20%	6.10%
Recurring | Level 3 [Member] | Foreign government, agency and municipal securities [Member] | DCF [Member] | Weighted average [Member]
Significant unobservable inputs
Credit spreads	[9]	1.40%	1.10%
Recurring | Level 3 [Member] | Bank and corporate debt securities and loans for trading purposes [Member]
Assets:
Trading assets and private equity investments		¥ 127,000	¥ 167,000
Recurring | Level 3 [Member] | Bank and corporate debt securities and loans for trading purposes [Member] | DCF [Member] | Minimum [Member]
Significant unobservable inputs
Credit spreads	[8]	0.00%	0.00%
Recovery rates	[8]	0.00%	0.00%
Recurring | Level 3 [Member] | Bank and corporate debt securities and loans for trading purposes [Member] | DCF [Member] | Maximum [Member]
Significant unobservable inputs
Credit spreads	[8]	9.60%	33.40%
Recovery rates	[8]	80.00%	42.60%
Recurring | Level 3 [Member] | Bank and corporate debt securities and loans for trading purposes [Member] | DCF [Member] | Weighted average [Member]
Significant unobservable inputs
Credit spreads	[9]	6.10%	10.40%
Recovery rates	[9]	47.80%	24.90%
Recurring | Level 3 [Member] | Commercial mortgage-backed securities ("CMBS") [Member]
Assets:
Trading assets and private equity investments		¥ 10,000	¥ 2,000
Recurring | Level 3 [Member] | Commercial mortgage-backed securities ("CMBS") [Member] | DCF [Member] | Minimum [Member]
Significant unobservable inputs
Yields	[8]	5.10%	18.10%
Recurring | Level 3 [Member] | Commercial mortgage-backed securities ("CMBS") [Member] | DCF [Member] | Maximum [Member]
Significant unobservable inputs
Yields	[8]	78.40%	50.60%
Recurring | Level 3 [Member] | Commercial mortgage-backed securities ("CMBS") [Member] | DCF [Member] | Weighted average [Member]
Significant unobservable inputs
Yields	[9]	12.30%	15.30%
Recurring | Level 3 [Member] | Residential mortgage-backed securities ("RMBS") [Member]
Assets:
Trading assets and private equity investments		¥ 1,000	¥ 1,000
Recurring | Level 3 [Member] | Residential mortgage-backed securities ("RMBS") [Member] | DCF [Member] | Minimum [Member]
Significant unobservable inputs
Yields	[8]	0.10%	0.10%
Prepayment rates	[8]	2.70%	2.70%
Loss severities	[8]	39.40%
Recurring | Level 3 [Member] | Residential mortgage-backed securities ("RMBS") [Member] | DCF [Member] | Maximum [Member]
Significant unobservable inputs
Yields	[8]	13.20%	10.60%
Prepayment rates	[8]	12.00%	12.80%
Loss severities	[8]	80.00%
Recurring | Level 3 [Member] | Residential mortgage-backed securities ("RMBS") [Member] | DCF [Member] | Weighted average [Member]
Significant unobservable inputs
Yields	[9]	2.20%	2.20%
Prepayment rates	[9]	8.60%	7.50%
Loss severities	[9]	41.70%
Recurring | Level 3 [Member] | Real estate-backed securities [Member]
Assets:
Trading assets and private equity investments		¥ 37,000	¥ 13,000
Recurring | Level 3 [Member] | Real estate-backed securities [Member] | DCF [Member] | Minimum [Member]
Significant unobservable inputs
Yields	[8]	12.40%	17.00%
Loss severities	[8]	0.00%	0.00%
Recurring | Level 3 [Member] | Real estate-backed securities [Member] | DCF [Member] | Maximum [Member]
Significant unobservable inputs
Yields	[8]	27.40%	26.00%
Loss severities	[8]	51.10%	46.80%
Recurring | Level 3 [Member] | Real estate-backed securities [Member] | DCF [Member] | Weighted average [Member]
Significant unobservable inputs
Yields	[9]	17.50%	24.30%
Loss severities	[9]	21.50%	18.60%
Recurring | Level 3 [Member] | Collateralized debt obligations ("CDOs") and other [Member]
Assets:
Trading assets and private equity investments	[7]	¥ 12,000	¥ 15,000
Recurring | Level 3 [Member] | Collateralized debt obligations ("CDOs") and other [Member] | DCF [Member] | Minimum [Member]
Significant unobservable inputs
Yields	[8]	7.30%	4.70%
Prepayment rates	[8]	3.00%	0.00%
Default probabilities	[8]	2.00%	1.00%
Loss severities	[8]	30.00%	30.00%
Recurring | Level 3 [Member] | Collateralized debt obligations ("CDOs") and other [Member] | DCF [Member] | Maximum [Member]
Significant unobservable inputs
Yields	[8]	27.60%	23.40%
Prepayment rates	[8]	20.00%	20.00%
Default probabilities	[8]	4.00%	10.00%
Loss severities	[8]	100.00%	100.00%
Recurring | Level 3 [Member] | Collateralized debt obligations ("CDOs") and other [Member] | DCF [Member] | Weighted average [Member]
Significant unobservable inputs
Yields	[9]	13.00%	12.60%
Prepayment rates	[9]	19.60%	19.00%
Default probabilities	[9]	2.10%	2.20%
Loss severities	[9]	32.40%	32.70%
Recurring | Level 3 [Member] | Investment trust funds and other [Member]
Assets:
Trading assets and private equity investments		¥ 1,000	¥ 4,000
Recurring | Level 3 [Member] | Equity contracts [Member]
Assets:
Derivatives, net		¥ 0	¥ (6,000)
Recurring | Level 3 [Member] | Equity contracts [Member] | Option models [Member] | Minimum [Member]
Significant unobservable inputs
Dividend yield	[8]	0.00%	0.00%
Volatilities	[8]	8.90%	9.20%
Correlations	[8]	(0.75)	(0.75)
Recurring | Level 3 [Member] | Equity contracts [Member] | Option models [Member] | Maximum [Member]
Significant unobservable inputs
Dividend yield	[8]	11.60%	8.40%
Volatilities	[8]	142.00%	100.20%
Correlations	[8]	0.98	0.98
Recurring | Level 3 [Member] | Equity contracts [Member] | Option models [Member] | Weighted average [Member]
Significant unobservable inputs
Dividend yield
Volatilities
Correlations
Recurring | Level 3 [Member] | Interest rate contracts [Member]
Assets:
Derivatives, net		¥ (24,000)	¥ (22,000)
Recurring | Level 3 [Member] | Interest rate contracts [Member] | DCF / Option models [Member] | Minimum [Member]
Significant unobservable inputs
Interest rates	[8]	0.50%	0.80%
Volatilities	[8]	13.00%	13.70%
Correlations	[8]	(0.38)	(0.3)
Recurring | Level 3 [Member] | Interest rate contracts [Member] | DCF / Option models [Member] | Maximum [Member]
Significant unobservable inputs
Interest rates	[8]	3.70%	3.30%
Volatilities	[8]	300.00%	300.00%
Correlations	[8]	0.99	0.99
Recurring | Level 3 [Member] | Interest rate contracts [Member] | DCF / Option models [Member] | Weighted average [Member]
Significant unobservable inputs
Interest rates
Volatilities
Correlations
Recurring | Level 3 [Member] | Credit contracts [Member]
Assets:
Derivatives, net		¥ 0	¥ 4,000
Recurring | Level 3 [Member] | Credit contracts [Member] | DCF / Option models [Member] | Minimum [Member]
Significant unobservable inputs
Credit spreads	[8]	0.00%	0.00%
Recovery rates	[8]	0.00%	0.00%
Volatilities	[8]	30.00%	1.00%
Correlations	[8]	0.35	0.37
Recurring | Level 3 [Member] | Credit contracts [Member] | DCF / Option models [Member] | Maximum [Member]
Significant unobservable inputs
Credit spreads	[8]	19.30%	19.90%
Recovery rates	[8]	90.00%	90.00%
Volatilities	[8]	61.90%	70.00%
Correlations	[8]	0.92	0.95
Recurring | Level 3 [Member] | Credit contracts [Member] | DCF / Option models [Member] | Weighted average [Member]
Significant unobservable inputs
Credit spreads
Recovery rates
Volatilities
Correlations
Recurring | Level 3 [Member] | Foreign exchange contracts [Member]
Assets:
Derivatives, net		¥ 2,000	¥ (5,000)
Recurring | Level 3 [Member] | Foreign exchange contracts [Member] | Option models [Member] | Minimum [Member]
Significant unobservable inputs
Volatilities	[8]	2.20%	0.60%
Recurring | Level 3 [Member] | Foreign exchange contracts [Member] | Option models [Member] | Maximum [Member]
Significant unobservable inputs
Volatilities	[8]	29.70%	16.10%
Recurring | Level 3 [Member] | Foreign exchange contracts [Member] | Option models [Member] | Weighted average [Member]
Significant unobservable inputs
Volatilities
Recurring | Level 3 [Member] | Loans and receivables [Member] | DCF [Member] | Minimum [Member]
Significant unobservable inputs
Credit spreads	[8]	0.00%	0.00%
Recurring | Level 3 [Member] | Loans and receivables [Member] | DCF [Member] | Maximum [Member]
Significant unobservable inputs
Credit spreads	[8]	36.90%	12.20%
Recurring | Level 3 [Member] | Loans and receivables [Member] | DCF [Member] | Weighted average [Member]
Significant unobservable inputs
Credit spreads	[9]	3.60%	0.70%
Recurring | Level 3 [Member] | Non-trading debt securities [Member]
Assets:
Other assets		¥ 0	¥ 0
Recurring | Level 3 [Member] | Other [Member]
Assets:
Other assets	[6]	¥ 58,000	¥ 57,000
Recurring | Level 3 [Member] | Other [Member] | DCF [Member]
Significant unobservable inputs
WACC	[8],[10]	5.30%	5.70%
Growth rates	[8],[10]	1.00%	1.00%
Liquidity discounts	[8],[10]	30.00%	30.00%
Recurring | Level 3 [Member] | Other [Member] | DCF [Member] | Minimum [Member]
Significant unobservable inputs
Credit spreads	[8],[10]	0.60%	0.60%
Recurring | Level 3 [Member] | Other [Member] | DCF [Member] | Maximum [Member]
Significant unobservable inputs
Credit spreads	[8],[10]	0.70%	2.40%
Recurring | Level 3 [Member] | Other [Member] | DCF [Member] | Weighted average [Member]
Significant unobservable inputs
Credit spreads	[9],[10]	0.70%	1.30%
WACC	[9],[10]	5.30%	5.70%
Growth rates	[9],[10]	1.00%	1.00%
Liquidity discounts	[9],[10]	30.00%	30.00%
Recurring | Level 3 [Member] | Other [Member] | Market multiples [Member] | Minimum [Member]
Significant unobservable inputs
EV/EBITDA ratios	[8],[10]	4	2.9
PE ratios	[8],[10]	3.7	11.5
Price/Book ratios	[8],[10]	0	0
Liquidity discounts	[8],[10]	25.00%	20.00%
Recurring | Level 3 [Member] | Other [Member] | Market multiples [Member] | Maximum [Member]
Significant unobservable inputs
EV/EBITDA ratios	[8],[10]	13	13.5
PE ratios	[8],[10]	37.8	83.9
Price/Book ratios	[8],[10]	5.6	5
Liquidity discounts	[8],[10]	30.00%	30.00%
Recurring | Level 3 [Member] | Other [Member] | Market multiples [Member] | Weighted average [Member]
Significant unobservable inputs
EV/EBITDA ratios	[9],[10]	7.5	7.6
PE ratios	[9],[10]	20.8	29.3
Price/Book ratios	[9],[10]	1.2	1.1
Liquidity discounts	[9],[10]	29.90%	29.20%
Recurring | Level 3 [Member] | Short-term borrowings [Member] | DCF / Option models [Member] | Minimum [Member]
Significant unobservable inputs
Volatilities	[8]	18.70%	15.40%
Correlations	[8]	(0.75)	(0.75)
Recurring | Level 3 [Member] | Short-term borrowings [Member] | DCF / Option models [Member] | Maximum [Member]
Significant unobservable inputs
Volatilities	[8]	41.50%	47.50%
Correlations	[8]	0.93	0.91
Recurring | Level 3 [Member] | Short-term borrowings [Member] | DCF / Option models [Member] | Weighted average [Member]
Significant unobservable inputs
Volatilities
Correlations
Recurring | Level 3 [Member] | Long-term borrowings [Member] | DCF / Option models [Member] | Minimum [Member]
Significant unobservable inputs
Volatilities	[8]	13.00%	13.70%
Correlations	[8]	(0.75)	(0.75)
Recurring | Level 3 [Member] | Long-term borrowings [Member] | DCF / Option models [Member] | Maximum [Member]
Significant unobservable inputs
Volatilities	[8]	41.50%	47.50%
Correlations	[8]	0.99	0.99
Recurring | Level 3 [Member] | Long-term borrowings [Member] | DCF / Option models [Member] | Weighted average [Member]
Significant unobservable inputs
Volatilities
Correlations

[1]	Includes investments in certain funds measured at fair value on the basis of NAV per share as a practical expedient.
[2]	Includes loans for which the fair value option is elected.
[3]	Includes structured notes for which the fair value option is elected.
[4]	Includes embedded derivatives bifurcated from issued structured notes. If unrealized gains are greater than unrealized losses, borrowings are reduced by the excess amount.
[5]	Includes liabilities recognized from secured financing transactions that are accounted for as financings rather than sales. Nomura elected the fair value option for these liabilities.
[6]	Includes equity investments that would have been accounted for under the equity method had Nomura not chosen to elect the fair value option.
[7]	Includes collateralized loan obligations ("CLOs") and asset-backed securities ("ABS") such as those secured on credit card loans, auto loans and student loans.
[8]	Range information is provided in percentages, coefficients and multiples and represents the highest and lowest level significant unobservable valuation input used to value that type of financial instrument. A wide dispersion in the range does not necessarily reflect increased uncertainty or subjectivity in the valuation input and is typically just a consequence of the different characteristics of the financial instruments themselves.
[9]	Weighted average information for non-derivative instruments is calculated by weighting each valuation input by the fair value of the financial instrument.
[10]	Valuation technique(s) and unobservable inputs in respect of equity securities reported within Other assets in the consolidated balance sheets.